AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.1%
	COMMUNICATION SERVICES — 7.2%
	CABLE & SATELLITE - 1.2%
20,000	Comcast Corporation, Class A	$ 738,000

	ENTERTAINMENT CONTENT - 1.4%
9,000	Walt Disney Company (The)	888,300

	INTERNET MEDIA & SERVICES - 3.8%
8,500	Alphabet, Inc., Class C	1,327,955
1,925	Meta Platforms, Inc., Class A	1,109,493
		2,437,448
	TELECOMMUNICATIONS - 0.8%
11,000	Verizon Communications, Inc.	498,960

	TOTAL COMMUNICATION SERVICES (Cost $1,724,902)	4,562,708

	CONSUMER DISCRETIONARY — 2.9%
	AUTOMOTIVE - 1.7%
22,500	General Motors Company	1,058,175

	HOME & OFFICE PRODUCTS - 0.8%
5,500	Whirlpool Corporation	495,715

	RETAIL - DISCRETIONARY - 0.4%
20,000	Foot Locker, Inc.(a)	282,000

	TOTAL CONSUMER DISCRETIONARY (Cost $1,756,096)	1,835,890

	CONSUMER STAPLES — 4.2%
	FOOD - 1.0%
9,650	Tyson Foods, Inc., Class A	615,767

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Shares		Fair Value
	CONSUMER STAPLES — 4.2% (Continued)
	RETAIL - CONSUMER STAPLES - 2.4%
5,000	Target Corporation	$ 521,800
11,000	Walmart, Inc.	965,690
		1,487,490
	WHOLESALE - CONSUMER STAPLES - 0.8%
10,750	Archer-Daniels-Midland Company	516,107

	TOTAL CONSUMER STAPLES (Cost $892,070)	2,619,364

	ENERGY — 6.1%
	OIL & GAS PRODUCERS - 6.1%
11,500	EOG Resources, Inc.	1,474,760
11,000	Exxon Mobil Corporation	1,308,230
16,000	TotalEnergies S.E. - ADR	1,035,040
	TOTAL ENERGY (Cost $2,210,935)	3,818,030

	FINANCIALS — 18.6%
	BANKING - 9.9%
28,000	Bank of America Corporation	1,168,440
32,000	Fifth Third Bancorp	1,254,400
7,600	JPMorgan Chase & Company	1,864,280
6,000	PNC Financial Services Group, Inc. (The)	1,054,620
22,000	Truist Financial Corporation	905,300
		6,247,040
	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
2,325	Goldman Sachs Group, Inc. (The)	1,270,124

	INSURANCE - 4.0%
15,500	MetLife, Inc.	1,244,495
11,500	Prudential Financial, Inc.	1,284,320
		2,528,815

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Shares		Fair Value
	FINANCIALS — 18.6% (Continued)
	SPECIALTY FINANCE - 2.7%
9,500	Capital One Financial Corporation	$ 1,703,350

	TOTAL FINANCIALS (Cost $4,008,652)	11,749,329

	HEALTH CARE — 12.6%
	BIOTECH & PHARMA - 6.6%
3,000	Amgen, Inc.	934,650
18,495	Bristol-Myers Squibb Company	1,128,010
5,600	Johnson & Johnson	928,704
7,000	Merck & Company, Inc.	628,320
20,000	Pfizer, Inc.	506,800
		4,126,484
	HEALTH CARE FACILITIES & SERVICES - 2.5%
6,000	Cardinal Health, Inc.	826,620
11,000	CVS Health Corporation	745,250
1	Encompass Health Corporation	101
		1,571,971
	MEDICAL EQUIPMENT & DEVICES - 3.5%
7,750	Abbott Laboratories	1,028,038
7,000	Medtronic PLC	629,020
5,000	Zimmer Biomet Holdings, Inc.	565,900
		2,222,958

	TOTAL HEALTH CARE (Cost $5,138,209)	7,921,413

	INDUSTRIALS — 12.8%
	AEROSPACE & DEFENSE - 1.6%
2,300	Lockheed Martin Corporation	1,027,433

	COMMERCIAL SUPPORT SERVICES - 1.1%
12,000	ManpowerGroup, Inc.	694,560

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Shares		Fair Value
	INDUSTRIALS — 12.8% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.5%
3,500	Eaton Corporation PLC	$ 951,405

	MACHINERY - 3.1%
2,700	Caterpillar, Inc.	890,460
2,300	Deere & Company	1,079,505
		1,969,965
	RENEWABLE ENERGY - 0.9%
6,500	EnerSys	595,270

	TRANSPORTATION & LOGISTICS - 2.9%
3,000	FedEx Corporation	731,340
4,250	Norfolk Southern Corporation	1,006,613
		1,737,953
	TRANSPORTATION EQUIPMENT - 1.7%
3,500	Cummins, Inc.	1,097,040

	TOTAL INDUSTRIALS (Cost $3,460,336)	8,073,626

	INFORMATION TECHNOLOGY — 23.4%
	SEMICONDUCTORS - 4.6%
25,000	Cohu, Inc.(a)	367,750
27,515	Intel Corporation	624,866
14,000	Lam Research Corporation	1,017,800
6,000	QUALCOMM, Inc.	921,660
		2,932,076
	SOFTWARE - 4.6%
30,000	Gen Digital, Inc.	796,200
3,750	Microsoft Corporation	1,407,712
5,000	Oracle Corporation	699,050
		2,902,962
	TECHNOLOGY HARDWARE - 12.0%
7,100	Apple, Inc.	1,577,123
15,500	Benchmark Electronics, Inc.	589,465

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Shares		Fair Value
	INFORMATION TECHNOLOGY — 23.4% (Continued)
	TECHNOLOGY HARDWARE - 12.0% (Continued)
18,000	Cisco Systems, Inc.	$ 1,110,780
27,000	Corning, Inc.	1,236,060
30,000	Juniper Networks, Inc.	1,085,700
10,000	NetApp, Inc.	878,400
13,000	Seagate Technology Holdings PLC	1,104,350
		7,581,878
	TECHNOLOGY SERVICES - 2.2%
5,500	International Business Machines Corporation	1,367,630

	TOTAL INFORMATION TECHNOLOGY (Cost $5,145,248)	14,784,546

	MATERIALS — 3.7%
	CHEMICALS - 1.2%
4,800	Albemarle Corporation	345,696
7,500	Celanese Corporation	425,775
		771,471
	CONTAINERS & PACKAGING - 1.7%
20,500	International Paper Company	1,093,675

	METALS & MINING - 0.8%
10,000	Newmont Corporation	482,800

	TOTAL MATERIALS (Cost $1,700,247)	2,347,946

	REAL ESTATE — 3.6%
	DATA CENTER REIT - 1.3%
5,500	Digital Realty Trust, Inc.	788,095

	OFFICE REIT - 1.0%
7,000	Alexandria Real Estate Equities, Inc.	647,570

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Shares		Fair Value
	REAL ESTATE — 3.6% (Continued)
	RETAIL REIT - 1.3%
40,000	Kimco Realty Corporation	$ 849,600

	TOTAL REAL ESTATE (Cost $1,694,962)	2,285,265

	TOTAL COMMON STOCKS (Cost $27,731,657)	59,998,117

	SHORT-TERM INVESTMENTS — 4.8%
	MONEY MARKET FUNDS - 4.8%
3,049,333	Fidelity Government Portfolio, Class I, 4.23% (Cost $3,049,333)(b)	3,049,333

	TOTAL INVESTMENTS - 99.9% (Cost $30,780,990)	$ 63,047,450
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	53,512
	NET ASSETS - 100.0%	$ 63,100,962

ADR	- American Depositary Receipt
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of March 31, 2025.